Trade and other payables (Tables)	6 Months Ended
Jun. 30, 2026
Trade and other payables
Schedule of trade and other payables

	June 30, 2026	December 31, 2025
Trade payables	11,741	12,156
Accrued salaries, bonuses, vacation pay and related taxes	6,306	4,520
Dividends payable	4,020	4,020
Provision for indirect taxes	2,363	2,333
Accrued professional services	1,501	1,396
VAT payable	16	—
Indirect taxes payables	136	131
Other payables and advances received	1,659	582
Total	27,742	25,138